Loans and Borrowings - Disclosure of Detailed Information About changes in Loans And Borrowings Arising From Investing And Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in loans and borrowings arising from investing and financing activities
Balance - beginning of year	$ 540,682	$ 545,417
Draw down on credit facility	299,800	0
Repayment of loans and borrowings	(13,333)	(30,983)
Interest paid	(33,590)	(22,112)
Transaction costs	(3,024)	0
Interest expense	42,447	30,711
Gain on modification of Credit Facility	(4,958)	0
Balance - end of year	828,024	540,682
Current	0	26,667
Non-current	828,024	514,015
Loans and borrowings	828,024	540,682
Credit Facility
Changes in loans and borrowings arising from investing and financing activities
Draw down on credit facility	299,800	0
Loans and borrowings	560,788	279,621
Premier Gold Mines Limited
Changes in loans and borrowings arising from investing and financing activities
Debt assumed in acquisitions	$ 0	$ 17,649